Financial Instruments - Fair Value Estimation - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement [Abstract]
Current portion of purchase consideration payable (Note 21)	$ 1,835	$ 104,039